United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2013

Date of Reporting Period: Quarter ended 12/31/2012

Item 1. Schedule of Investments

Federated High Income Bond Fund, Inc.
Portfolio of Investments
December 31, 2012 (unaudited)
Principal Amount or Shares			Value
		Corporate Bonds—97.4%
		Aerospace/Defense—1.0%
$1,750,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	$1,321,250
2,275,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	2,422,875
1,100,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	1,174,250
5,350,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	5,945,188
900,000	[1,2]	TransDigm, Inc., Series 144A, 5.50%, 10/15/2020	940,500
		TOTAL	11,804,063
		Automotive—6.2%
3,350,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	3,358,375
1,000,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	1,086,250
2,675,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	2,868,938
1,850,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	1,887,000
3,300,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	3,597,000
3,350,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	3,701,750
1,775,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	1,917,000
5,400,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	4,603,500
4,000,000		Ford Motor Credit Co., 4.25%, 2/3/2017	4,287,904
1,925,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	2,151,261
2,850,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	3,108,655
1,700,000		Ford Motor Credit Co., Sr. Unsecd. Note, 5.00%, 5/15/2018	1,879,381
900,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	1,088,670
2,650,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	2,868,625
4,725,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	4,406,062
4,475,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	4,944,875
4,025,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	3,723,125
725,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	808,375
5,025,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	5,703,375
2,750,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	2,942,500
1,975,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	2,160,156
750,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	817,500
2,622,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	2,949,750
2,825,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	3,107,500
6,700,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	6,674,875
		TOTAL	76,642,402
		Building Materials—3.5%
2,325,000		Anixter International, Inc., 5.625%, 5/1/2019	2,458,688
950,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	1,052,125
1,275,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	1,408,875
2,175,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	2,359,875
4,000,000	[1,2]	Interline Brands, Inc., Sr. Note, Series 144A, 10.00%, 11/15/2018	4,360,000
4,175,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	4,488,125
5,025,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	5,087,812
1,350,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	1,501,875
4,150,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	4,627,250
1,700,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	1,899,750
1,150,000	[1,2]	Ply Gem Industries, Inc., Series 144A, 9.375%, 4/15/2017	1,227,625

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Building Materials—continued
$4,525,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	$4,909,625
3,900,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	4,114,500
2,800,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	3,150,000
		TOTAL	42,646,125
		Chemicals—2.3%
1,200,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	1,263,000
1,225,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	1,329,125
4,475,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	4,061,062
3,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	3,613,750
2,550,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	2,339,625
742,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	743,855
1,875,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	2,132,813
1,675,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	1,850,875
2,500,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 10.00%, 10/15/2020	2,475,000
1,175,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	863,625
3,900,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	4,041,375
2,550,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	2,805,000
1,175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,488,083
		TOTAL	29,007,188
		Construction Machinery—0.8%
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,132,500
1,325,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	1,543,625
625,000	[1,2]	United Rentals, Inc., Sr. Secd. Note, Series 144A, 5.75%, 7/15/2018	676,563
4,125,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	4,589,062
625,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.375%, 5/15/2020	689,063
625,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 4/15/2022	701,562
		TOTAL	9,332,375
		Consumer Products—3.9%
3,650,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	3,668,250
3,375,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	3,493,125
4,225,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	4,779,531
3,400,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	3,672,000
3,000,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	3,341,250
1,100,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	1,229,250
998,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	1,060,375
4,875,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	4,893,330
3,725,000	[1,2]	ServiceMaster Co., Series 144A, 7.00%, 8/15/2020	3,752,938
1,750,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,671,250
700,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	570,500
3,250,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	3,404,375
4,025,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 6.75%, 3/15/2020	4,326,875
575,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	655,500
7,125,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	6,430,312
1,075,000	[1,2]	Wolverine World Wide, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/15/2020	1,134,125
		TOTAL	48,082,986
		Energy—8.6%
2,975,000	[3,4]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	342,125
3,200,000	[1,2]	Antero Resources Corp., Series 144A, 6.00%, 12/1/2020	3,256,000
1,275,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	1,275,000

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy—continued
$1,700,000	[1,2]	Basic Energy Services, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 10/15/2022	$1,666,000
1,125,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	1,175,625
625,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	675,000
1,600,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	1,768,000
600,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	633,000
3,675,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	4,198,687
3,775,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	4,110,031
3,900,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	3,909,750
2,725,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	2,581,937
1,525,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	1,643,187
2,000,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	2,150,000
2,100,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,194,500
2,200,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	2,244,000
775,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	837,000
1,200,000		Concho Resources, Inc., 5.50%, 4/1/2023	1,263,000
2,075,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	2,324,000
1,125,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,195,313
598,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	675,740
950,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	1,035,500
4,575,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	5,181,187
1,600,000	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.125%, 12/15/2017	1,590,000
625,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	685,938
3,075,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	3,528,562
3,250,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	2,908,750
1,500,000	[1,2]	Forest Oil Corp., Series 144A, 7.50%, 9/15/2020	1,582,500
4,425,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	4,469,250
2,075,000	[1,2]	Halcon Resources Corp., Sr. Note, Series 144A, 8.875%, 5/15/2021	2,209,875
3,550,000	[1,2]	Halcon Resources Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2020	3,851,750
2,325,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	2,487,750
375,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	380,625
3,000,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	3,285,000
1,625,000		Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	1,543,750
2,850,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	3,085,125
2,125,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,289,688
2,350,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,508,625
1,325,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	1,325,000
3,475,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	3,735,625
1,725,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	1,944,938
475,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	520,125
1,200,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	1,290,000
650,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	698,750
3,650,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	4,015,000
1,600,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	1,788,000
1,000,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	1,075,000
950,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2020	990,375
1,475,000	[1,2]	W&T Offshore, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/15/2019	1,593,000
3,800,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	4,104,000
		TOTAL	105,821,583

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Entertainment—1.0%
$3,050,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	$3,446,500
3,525,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	3,921,562
750,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	832,500
350,000	[1,2]	Cinemark USA, Inc., Series 144A, 5.125%, 12/15/2022	356,125
3,325,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
1,100,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,221,000
3,200,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	3,208,000
		TOTAL	12,985,687
		Environmental—0.2%
2,350,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	2,479,250
		Financial Institutions—4.7%
2,025,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	2,452,781
1,050,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,291,500
2,300,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,923,875
5,900,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	6,585,875
3,925,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	4,359,066
1,225,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	1,316,113
1,425,000		CIT Group, Inc., 5.00%, 5/15/2017	1,517,625
4,750,000		CIT Group, Inc., 5.25%, 3/15/2018	5,106,250
575,000		CIT Group, Inc., 5.375%, 5/15/2020	631,063
700,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	731,500
1,700,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	1,929,500
2,400,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	2,481,799
2,775,000		International Lease Finance Corp., 5.875%, 8/15/2022	2,941,697
825,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	873,536
750,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	802,500
1,400,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,673,000
2,500,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	2,818,750
7,450,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	8,642,000
1,975,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	2,103,375
950,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	999,875
5,425,000	[1,2]	Nuveen Investments, Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	5,425,000
		TOTAL	57,606,680
		Food & Beverage—4.7%
3,975,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	4,079,384
3,875,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	3,899,258
1,125,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 3.813%, 2/1/2015	1,126,406
1,172,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	1,265,760
850,000		Constellation Brands, Inc., 4.625%, 3/1/2023	892,500
3,975,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	4,382,437
3,725,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	4,302,375
6,350,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	6,651,625
7,500,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	8,325,000
2,350,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	2,402,875
900,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	963,000
2,760,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	2,815,200
2,150,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	2,262,875
2,950,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	3,267,125
1,550,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	1,813,500

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Food & Beverage—continued
$9,575,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	$9,814,375
		TOTAL	58,263,695
		Gaming—3.3%
3,725,000	[1,2]	Affinity Gaming LLC, Sr. Unsecd. Note, Series 144A, 9.00%, 5/15/2018	3,911,250
3,624,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	3,741,780
2,150,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	2,340,812
1,000,000		Caesars Entertainment, Inc., Series WI, 8.50%, 2/15/2020	995,625
2,125,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,098,438
6,025,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	6,484,406
2,050,000		MGM Mirage, Inc., 7.75%, 3/15/2022	2,203,750
4,550,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	4,902,625
900,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 10/1/2020	921,375
1,300,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 2/1/2019	1,456,000
775,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	887,375
2,875,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	3,133,750
3,965,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	4,027,211
625,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	678,906
2,250,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	2,424,375
		TOTAL	40,207,678
		Health Care—10.1%
4,075,000	[1,2]	Biomet, Inc., Series 144A, 6.50%, 10/1/2020	4,069,906
4,725,000	[1,2]	Biomet, Inc., Sr. Note, Series 144A, 6.50%, 8/1/2020	5,038,031
4,225,000	[1,2]	CDRT Holding Corporation, Sr. Unsecd. Note, Series 144A, 9.25%, 10/1/2017	4,330,625
3,800,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	3,724,000
4,000,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	3,870,000
1,025,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	917,375
900,000	[1,2]	DJO Finance LLC, Series 144A, 8.75%, 3/15/2018	987,750
2,950,000	[1,2]	DJO Finance LLC, Series 144A, 9.875%, 4/15/2018	3,060,625
2,925,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	3,096,844
6,425,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	7,087,578
4,100,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	4,535,625
5,875,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	6,403,750
1,650,000		HCA, Inc., 6.25%, 2/15/2021	1,695,375
1,000,000		HCA, Inc., Revolver - 1st Lien, 5.875%, 3/15/2022	1,092,500
2,400,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	2,490,000
3,100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	3,131,000
1,000,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	1,127,500
2,775,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	3,108,000
325,000		HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	344,906
8,475,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	9,746,250
2,150,000	[1,2]	Hologic, Inc., Series 144A, 6.25%, 8/1/2020	2,327,375
5,825,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	5,533,750
2,150,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	2,268,250
4,300,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	4,902,000
6,425,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	7,196,000
2,200,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	2,453,000
3,375,000		PSS World Medical, Inc., Series WI, 6.375%, 3/1/2022	3,999,375
2,875,000	[1,2]	Physiotherapy, Inc., Series 144A, 11.875%, 5/1/2019	2,587,500
3,600,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	4,014,000

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Health Care—continued
$1,525,000		Universal Hospital Services, Inc., Floating Rate Note—Sr. Secured Note, 3.902%, 6/1/2015	$1,525,953
2,350,000	[1,2]	Universal Hospital Services, Inc., Series 144A, 7.625%, 8/15/2020	2,482,188
6,650,000	[1,2]	VWR Funding, Inc., Series 144A, 7.25%, 9/15/2017	7,015,750
5,575,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	5,798,000
2,900,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	3,103,000
		TOTAL	125,063,781
		Industrial - Other—3.3%
750,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	798,750
850,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	913,750
3,375,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	3,484,688
1,425,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	1,474,875
3,350,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	3,601,250
2,575,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	2,678,000
400,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	416,000
3,225,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	3,349,969
2,175,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	2,033,625
1,125,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	1,198,125
2,425,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	2,497,750
1,325,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	1,364,750
1,850,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	1,859,250
1,148,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	1,314,460
3,375,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	3,501,562
3,600,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	3,919,500
1,025,000	[1,2]	The Hillman Group, Inc., Series 144A, 10.875%, 5/31/2018	1,107,000
3,775,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	4,077,000
828,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	923,220
		TOTAL	40,513,524
		Lodging—0.3%
800,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	890,000
1,117,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,147,718
1,275,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	1,354,687
		TOTAL	3,392,405
		Media - Cable—1.6%
1,375,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	1,438,594
900,000		Charter Communications Holdings II, 5.125%, 2/15/2023	902,250
1,050,000		Charter Communications Holdings II, 6.625%, 1/31/2022	1,152,375
725,000		Charter Communications Holdings II, 7.375%, 6/1/2020	808,375
1,075,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	1,177,125
625,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	675,781
475,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	534,375
3,575,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	3,874,406
750,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	785,625
5,200,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	5,616,000
2,150,000		Virgin Media, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2022	2,209,125
		TOTAL	19,174,031
		Media - Non-Cable—5.8%
1,925,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	2,213,750
1,650,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	1,666,500
6,050,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	5,429,875

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Media - Non-Cable—continued
$2,175,000	[1,2]	Clear Channel Worldwide, Series 144A, 6.50%, 11/15/2022	$2,267,437
825,000		Clear Channel Worldwide, 7.625%, 3/15/2020	827,063
825,000	[1,2]	Clear Channel Worldwide, Series 144A, 6.50%, 11/15/2022	851,813
5,750,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	5,821,875
5,475,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	6,193,594
3,825,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	3,777,187
3,800,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	4,199,000
2,805,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	3,057,450
5,725,000	[3,4]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests), 8.00%, 11/15/2016	71,563
2,575,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,890,437
1,200,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 6.625%, 12/15/2022	1,243,500
825,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 7.25%, 10/15/2020	899,250
1,575,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,701,000
1,700,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	1,882,750
900,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	999,000
1,825,000	[1,2]	Lamar Media Corp., Series 144A, 5.00%, 5/1/2023	1,884,312
1,000,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	1,090,000
1,075,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	1,206,688
2,075,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 4.50%, 10/1/2020	2,075,000
5,100,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	5,667,375
1,100,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	1,116,500
1,675,000	[1,2]	Sirius XM Radio, Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	1,905,312
4,225,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	4,267,250
3,050,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	3,362,625
2,725,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	3,052,000
		TOTAL	71,620,106
		Metals & Mining—0.2%
2,975,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	298
2,400,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
2,450,000	[1,2]	PVR Partners, L.P., Sr. Note, Series 144A, 8.375%, 6/1/2020	2,652,125
		TOTAL	2,652,423
		Packaging—4.2%
4,875,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	5,338,125
1,925,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	2,098,250
1,850,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	2,044,250
1,575,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	1,756,125
3,050,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	3,065,250
775,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	853,469
1,050,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	1,114,313
1,150,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	1,334,000
3,400,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	3,570,000
5,000,000	[1,2]	Reynolds Group, Series 144A, 5.75%, 10/15/2020	5,175,000
7,175,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	7,318,500
2,800,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	2,884,000
3,225,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	3,370,125
3,450,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	3,708,750
1,400,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	1,512,000
900,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	747,000
475,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	515,375

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Packaging—continued
$5,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	$5,938,312
		TOTAL	52,342,844
		Paper—0.4%
375,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	410,625
775,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	848,625
425,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	461,125
600,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	666,000
2,550,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	2,690,250
		TOTAL	5,076,625
		Restaurants—1.4%
7,225,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	8,245,531
5,050,000		NPC International/OPER CO., A&B, Inc., Series WI, 10.50%, 1/15/2020	5,883,250
3,025,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.808%, 3/15/2014	3,017,438
		TOTAL	17,146,219
		Retailers—4.9%
1,800,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	1,831,500
4,125,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,599,375
925,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,005,938
4,075,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	3,647,125
3,325,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	3,370,719
7,025,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	7,183,062
1,900,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	2,327,500
700,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	764,750
4,375,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	4,823,437
550,000	[1,2]	Michaels Stores, Inc., Sr. Note, Series 144A, 7.75%, 11/1/2018	606,375
4,800,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	4,956,000
5,175,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	5,770,125
1,500,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	1,616,250
600,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	629,241
1,375,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	1,517,339
950,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	1,035,500
2,650,000		Sally Hldgs. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	2,941,500
6,625,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	6,914,910
1,275,000	[1,2]	United Auto Group, Inc., Series 144A, 5.75%, 10/1/2022	1,319,625
3,000,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	3,112,800
		TOTAL	59,973,071
		Services—1.4%
3,425,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	3,630,500
4,650,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	4,917,375
2,625,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	2,716,875
3,025,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	3,448,500
1,075,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	1,118,000
1,725,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,798,312
		TOTAL	17,629,562
		Technology—13.9%
1,225,000	[1,2]	Advanced Micro Devices, Inc., Series 144A, 7.50%, 8/15/2022	1,013,688
2,775,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	2,337,938
1,875,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	1,720,313
2,950,000	[1]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	2,212,500

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$3,875,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	$3,545,625
1,550,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	1,664,313
7,400,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	8,047,500
5,400,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	5,940,000
4,425,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	4,834,312
6,250,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	6,765,625
3,500,000		Emdeon, Inc., 11.00%, 12/31/2019	4,060,000
6,225,000		Epicor Software Corp., 8.625%, 5/1/2019	6,567,375
575,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	628,188
825,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	937,406
1,825,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	1,834,125
10,975,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	11,276,812
2,750,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	2,963,125
3,750,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	4,115,625
1,075,000		GXS Worldwide, Inc., Sr. Secd. Note, 9.75%, 6/15/2015	1,124,719
1,500,000	[1,2]	IAC Interactive Corp., Series 144A, 4.75%, 12/15/2022	1,500,000
4,150,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	4,518,312
3,125,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	3,101,562
3,625,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	4,096,250
1,300,000		Iron Mountain, Inc., 5.75%, 8/15/2024	1,322,750
2,300,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	2,604,750
5,175,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	5,129,719
4,200,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	4,735,500
6,625,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	7,784,375
4,900,000		Lender Processing Services, 5.75%, 4/15/2023	5,108,250
3,650,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	4,106,250
2,775,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	2,539,125
1,425,000	[1,2]	NCR Corp., Series 144A, 4.625%, 2/15/2021	1,432,125
1,775,000	[1,2]	NCR Corp., Series 144A, 5.00%, 7/15/2022	1,812,719
2,950,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	3,097,500
1,925,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	1,982,750
2,475,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	1,757,250
2,550,000		Seagate Technology HDD Holdings, Company Guarantee, 7.75%, 12/15/2018	2,814,562
2,675,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	3,009,375
1,200,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	1,293,000
4,850,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	5,213,750
4,775,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	4,918,250
2,025,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	2,126,250
1,975,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	2,125,594
1,375,000	[1,2]	SunGard Data Systems, Inc., Series 144A, 6.625%, 11/1/2019	1,412,813
1,000,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	1,097,500
6,275,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	6,729,937
1,725,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	2,018,250
2,325,000	[1,2]	TransUnion Holding Co., Inc., Series 144A, 8.125%, 6/15/2018	2,412,187
4,300,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, Series WI, 9.625%, 6/15/2018	4,568,750
3,025,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	2,979,625
		TOTAL	170,938,219
		Textile—0.1%
750,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	761,250

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Transportation—0.3%
$2,150,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	$2,356,938
425,000	[1,2]	Hertz Corp., Series 144A, 5.875%, 10/15/2020	446,250
1,000,000	[1,2]	Hertz Corp., Series 144A, 6.25%, 10/15/2022	1,070,000
		TOTAL	3,873,188
		Utility - Electric—1.5%
3,150,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	3,496,500
1,725,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	1,845,750
2,575,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, Series 144A, 11.75%, 3/1/2022	2,871,125
1,575,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	1,783,687
765,115	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	652,400
2,375,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	2,648,125
1,250,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	1,393,750
900,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 3/15/2023	967,500
2,375,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	2,553,125
1,175,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	925,313
		TOTAL	19,137,275
		Utility - Natural Gas—3.6%
3,600,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	3,658,500
1,900,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	2,056,750
2,725,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	2,939,594
3,850,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	4,177,250
2,800,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	3,172,853
875,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	1,015,365
6,450,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	7,482,000
1,825,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.50%, 3/1/2020	1,961,875
1,600,000	[1,2]	Inergy Midstream LP, Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2020	1,656,000
2,000,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	2,180,000
1,000,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	1,105,000
650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	697,125
796,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	857,690
1,875,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	2,053,125
3,275,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,340,500
3,504,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	3,828,120
775,000		Targa Resources, Inc., 6.875%, 2/1/2021	852,500
975,000	[1,2]	Targa Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2022	1,067,625
		TOTAL	44,101,872
		Wireless Communications—3.5%
775,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	837,000
450,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	499,500
1,975,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	2,157,687
8,550,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	9,447,750
4,750,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	5,064,687
1,225,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,332,188
4,425,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	4,624,125
9,950,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	10,895,250
4,075,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	5,042,812
1,350,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	1,572,750
1,825,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	1,884,313
		TOTAL	43,358,062

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Wireline Communications—0.7%
$1,950,000	[1,2]	Level 3 Financing, Inc., Series 144A, 7.00%, 6/1/2020	$2,045,062
700,000	[1,2]	Level 3 Financing, Inc., Series 144A, 8.875%, 6/1/2019	748,125
1,425,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	1,587,094
3,775,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	4,133,625
625,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	685,938
		TOTAL	9,199,844
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,143,749,277)	1,200,834,013
		COMMON STOCKS—0.1%
		Automotive—0.1%
38,576	[3]	General Motors Co.	1,112,146
9,684	[3]	Motors Liquidation Co.	205,301
		TOTAL	1,317,447
		Lodging—0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media - Non-Cable—0.0%
46	[3,5]	Sullivan Graphics, Inc.	0
		Metals & Mining—0.0%
237,797	[1,3,5]	Royal Oak Mines, Inc.	0
		Other—0.0%
746	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,367,801)	1,317,447
		Preferred Stock—0.3%
		Finance - Commercial—0.3%
3,265	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $1,009,780)	3,206,944
		WARRANT—0.0%
		Automotive—0.0%
35,069	[3]	General Motors Co., Warrants (IDENTIFIED COST $1,761,587)	438,012
		MUTUAL FUND—0.3%
3,413,545	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14% (AT NET ASSET VALUE)	3,413,545
		TOTAL INVESTMENTS—98.1% (IDENTIFIED COST $1,161,301,990)[8]	1,209,209,961
		OTHER ASSETS AND LIABILITIES - NET—1.9%[9]	23,086,840
		TOTAL NET ASSETS—100%	$1,232,296,801
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2012, these restricted securities amounted to $434,409,487, which represented 35.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2012, these liquid restricted securities amounted to $430,223,337, which represented 34.9% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at December 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	11/12/2010–2/28/2012	$3,016,688	$2,212,500
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007–6/10/2009	$1,618,372	$1,321,250
CVC Claims Litigation LLC	3/26/1997–6/18/1997	$7,280,944	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$765,115	$652,400
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$3,283,529	$0
Motels of America, Inc.	8/30/1994	$117,506	$0
Royal Oak Mines, Inc.	2/24/1999	$26,419	$0
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Affiliated holding.
7	7-Day net yield.
8	At December 31, 2012, the cost of investments for federal tax purposes was $1,161,552,163. The net unrealized appreciation of investments for federal tax purposes was $47,657,798. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $80,180,736 and net unrealized depreciation from investments for those securities having an excess of cost over value of $32,522,938.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,200,762,152	$71,861[1]	$1,200,834,013
Equity Securities:
Common Stocks
Domestic	1,317,447	—	0	1,317,447
International	—	—	0	0
Preferred Stock
Domestic	—	3,206,944	—	3,206,944
Warrant	438,012	—	—	438,012
Mutual Fund	3,413,545	—	—	3,413,545
TOTAL SECURITIES	$5,169,004	$1,203,969,096	$71,861	$1,209,209,961
1	Includes $157,438 of a corporate bond security transferred from Level 2 to Level 3 because the Adviser determined, based on an analysis of the valuation inputs, that this security more appropriately meets the definition of Level 3. This transfer represents the value of the security at the beginning of the period.
The following acronym is used throughout this portfolio:
PIK	—Payment in Kind

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date February 22, 2013